FMI International Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Britain - 27.6% (a)
Beverages: Alcoholic - 1.8%
Diageo PLC	1,745,000	$35,144,565

Electrical Products - 3.2%
Smiths Group PLC	1,820,000	61,825,073

Electronics/Appliances - 4.0%
Howden Joinery Group PLC	7,000,000	77,819,138

Food: Specialty/Candy - 2.7%
Greggs PLC	2,525,000	53,628,000

Household/Personal Care - 4.3%
Unilever PLC	1,410,000	84,695,554

Internet Software/Services - 5.3%
Informa PLC	8,585,000	102,999,377

Major Banks - 3.6%
Lloyds Banking Group PLC	48,750,000	71,347,176

Trucks/Construction/Farm Machinery - 2.7%
Weir Group PLC	1,635,000	52,151,694
Total Britain		539,610,577

France - 10.5%
Miscellaneous Commercial Services - 2.8%
Edenred SE	2,125,000	54,625,349

Restaurants - 4.3%
Sodexo SA	1,475,000	85,314,858

Wholesale Distributors - 3.4%
Rexel SA	1,505,000	65,934,616
Total France		205,874,823

Germany - 7.8%
Apparel/Footwear - 1.9%
Adidas AG	185,000	37,967,344

Industrial Machinery - 3.6%
Siemens AG	220,000	70,731,358

Medical/Nursing Services - 2.3%
Fresenius Medical Care AG	990,000	44,817,899
Total Germany		153,516,601

Hong Kong - 4.6%
Tools & Hardware - 4.6%

Techtronic Industries Co. Ltd.	5,355,000	89,115,537

Ireland - 6.3%
Airlines - 4.0%
Ryanair Holdings PLC - ADR	1,230,000	79,642,500

Chemicals: Specialty - 2.3%
Kerry Group PLC - Class A	485,000	44,489,197
Total Ireland		124,131,697

Japan - 8.9%
Building Products - 2.8%
Sanwa Holdings Corp.	2,355,310	55,218,333

Chemicals: Specialty - 2.9%
NOF Corp.	3,440,000	56,186,868

Electronic Equipment/Instruments - 3.2%
Yokogawa Electric Corp.	1,760,000	61,852,020
Total Japan		173,257,221

Jersey - 2.3%
Discount Stores - 2.3%
B&M European Value Retail PLC	17,265,000	44,694,523

Netherlands - 7.3%
Medical/Nursing Services - 3.5%
Koninklijke Philips NV	2,494,999	67,850,395

Wholesale Distributors - 3.8%
IMCD NV	825,000	74,599,423
Total Netherlands		142,449,818

Spain - 4.6%
Recreational Products - 4.6%
Fluidra SA	4,000,000	90,519,790

Switzerland - 5.2%
Medical Distributors - 2.7%
DKSH Holding AG	675,000	51,872,311

Pharmaceuticals: Major - 2.5%
Roche Holding AG	120,000	49,330,366
Total Switzerland		101,202,677

United States - 11.7%
Finance/Rental/Leasing - 3.4%
Sunbelt Rentals Holdings, Inc.	920,000	67,112,690

Other Consumer Services - 6.4%
Booking Holdings, Inc.	705,000	125,659,200

Wholesale Distributors - 1.9%
Ferguson Enterprises, Inc.	155,000	36,786,150
Total United States		229,558,040

TOTAL COMMON STOCKS (Cost $1,485,168,253)			1,893,931,304

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.9%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.58% (b)	17,277,048		17,277,048
TOTAL MONEY MARKET FUNDS (Cost $17,277,048)			17,277,048

TOTAL INVESTMENTS - 97.7% (Cost $1,502,445,301)			1,911,208,352
Money Market Deposit Account - 0.0% (c)(d)			342,750
Other Assets in Excess of Liabilities - 2.3%		0.02244	43,875,076
TOTAL NET ASSETS - 100.0%			$1,955,426,178

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.36%. This MMDA is held as collateral for certain forward currency contracts.

(d)	Represents less than 0.05% of net assets.

FMI International Fund
Schedule of Forward Currency Contracts
June 30, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNY Mellon Capital Markets LLC	07/24/2026	USD	618,645,300	EUR	525,000,000	$18,159,540
BNY Mellon Capital Markets LLC	07/24/2026	USD	177,228,426	JPY	28,000,000,000	4,676,613
J.P. Morgan Securities, Inc.	07/24/2026	USD	76,219,024	HKD	595,000,000	283,089
J.P. Morgan Securities, Inc.	07/24/2026	USD	47,408,344	SGD	60,000,000	949,434
State Street Bank & Trust Co.	07/24/2026	USD	96,842,921	CHF	75,000,000	3,762,453
State Street Bank & Trust Co.	07/24/2026	USD	607,979,250	GBP	450,000,000	11,088,962
BNY Mellon Capital Markets LLC	07/24/2026	JPY	8,000,000,000	USD	50,708,171	(1,407,653)
J.P. Morgan Securities, Inc.	07/24/2026	SGD	60,000,000	USD	46,909,816	(450,906)
Net Unrealized Appreciation (Depreciation)						$37,061,532

CHF - Swiss Franc
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
SGD - Singapore Dollar
USD - United States Dollar
Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

FMI International Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$242,087,850	$1,651,843,454	$–	$1,893,931,304
Money Market Funds	17,277,048	–	–	17,277,048
Total Investments	$259,364,898	$1,651,843,454	$–	$1,911,208,352

Other Financial Instruments:
Forward Currency Contracts *	$–	$38,920,091	$–	$38,920,091
Total Other Financial Instruments	$–	$38,920,091	$–	$38,920,091

Liabilities:
Other Financial Instruments:
Forward Currency Contracts *	$–	$(1,858,559)	$–	$(1,858,559)
Total Other Financial Instruments	$–	$(1,858,559)	$–	$(1,858,559)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.